Consolidated Balance Sheets As of December 31, 2013 and June 30, 2014 (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
CURRENT ASSETS [Abstract]:
Cash and cash equivalents	$ 147,800	$ 93,379
Restricted cash	8,786	9,067
Accounts receivable, net	9,257	16,145
Inventories	13,790	11,005
Due from related parties	600	2,679
Insurance claims receivable	1,555	1,429
Prepaid lease rentals	4,982	0
Accrued charter revenue	408	409
Prepayments and other	4,630	2,450
Total current assets	191,808	136,563
FIXED ASSETS, NET [Abstract]:
Advances for vessel acquisitions	0	240,871
Finance leased assets	254,369	0
Vessels, Net	2,148,682	2,187,388
Total fixed assets, net	2,403,051	2,428,259
NON-CURRENT ASSETS [Abstract]:
Investment in affiliates	72,293	23,732
Prepaid lease rentals, non-current	43,323	0
Accounts receivable, non-current, net	7,409	7,334
Deferred charges, net	26,903	29,864
Restricted cash	45,818	49,826
Accrued charter revenue, non-current	10,063	10,264
Total assets	2,800,668	2,685,842
CURRENT LIABILITIES [Abstract]:
Current portion of long-term debt	195,514	206,717
Accounts payable	6,349	5,814
Due to related parties	96	0
Finance lease obligations	13,039	0
Accrued liabilities	16,634	14,386
Unearned revenue	9,682	9,601
Fair value of derivatives	46,199	55,322
Other current liabilities	2,117	3,140
Total current liabilities	289,630	294,980
NON-CURRENT LIABILITIES [Abstract]:
Long-term debt, net of current portion	1,427,251	1,660,859
Finance lease obligations, net of current portion	240,528	0
Fair value of derivatives, net of current portion	42,378	47,890
Unearned revenue, net of current portion	28,155	25,164
Total non-current liabilities	1,738,312	1,733,913
COMMITMENTS AND CONTINGENCIES	0	0
STOCKHOLDERS' EQUITY [Abstract]:
Preferred stock	0	0
Common Stock	8	8
Additional paid-in capital	858,665	762,142
Accumulated deficit	(19,693)	(20,047)
Accumulated other comprehensive loss	(66,254)	(85,154)
Total stockholders' equity	772,726	656,949
Total liabilities and stockholders' equity	$ 2,800,668	$ 2,685,842